Retirement benefits - Defined Benefit Plans - Life Expectancy Assumptions at Retirement Age (Detail) - Plan	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
United Kingdom | Current pensioners at 65 - male
Disclosure Of Forecast Life Expectancies [line items]
Actuarial assumption of life expectancy after retirement	24 years	23 years	23 years
United Kingdom | Current pensioners at 65 - female
Disclosure Of Forecast Life Expectancies [line items]
Actuarial assumption of life expectancy after retirement	26 years	25 years	25 years
United Kingdom | Future pensioners at 65 - male
Disclosure Of Forecast Life Expectancies [line items]
Actuarial assumption of life expectancy after retirement	25 years	23 years	23 years
United Kingdom | Future pensioners at 65 - female
Disclosure Of Forecast Life Expectancies [line items]
Actuarial assumption of life expectancy after retirement	27 years	25 years	25 years
United States | Current pensioners at 65 - male
Disclosure Of Forecast Life Expectancies [line items]
Actuarial assumption of life expectancy after retirement	22 years	22 years	22 years
United States | Current pensioners at 65 - female
Disclosure Of Forecast Life Expectancies [line items]
Actuarial assumption of life expectancy after retirement	24 years	23 years	23 years
United States | Future pensioners at 65 - male
Disclosure Of Forecast Life Expectancies [line items]
Actuarial assumption of life expectancy after retirement	23 years	23 years	23 years
United States | Future pensioners at 65 - female
Disclosure Of Forecast Life Expectancies [line items]
Actuarial assumption of life expectancy after retirement	25 years	25 years	25 years